UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices) (Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

OCEANSTONE FUND

December 31, 2009

Oceanstone Fund

1-800-988-6290

www.oceanstonefund.com

Oceanstone Fund

Graphical Illustration

December 31, 2009 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors based on percentage of net assets.

*Net cash represents cash equivalents and other assets less liabilities.

	Oceanstone Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 93.54%

Arangement of Transportation of Freight & Cargo - 2.75%
30,000	Pacer International, Inc. *	$ 94,800

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.61%
1,400	General Electric Co.	21,182

Fire, Marine & Casualty Insurance - 3.20%
5,000	Unitrin, Inc.	110,250

Greeting Cards - 6.32%
10,000	American Greeting Corp.	217,900

Hospital & Medical Service Plans - 15.36%
5,900	UnitedHealth Group, Inc. *	179,832
5,000	Universal American Corp. *	58,500
5,000	WellPoint, Inc. *	291,450
		529,782
Investment Advice - 3.99%
5,000	Federated Investors, Inc.	137,500

Jewelry, Precious Metal - 2.60%
5,000	Fuqi International, Inc. *	89,750

Life Insurance - 2.40%
5,000	Protective Life Corp.	82,750

Motor Homes - 3.54%
10,000	Winnebago Industries, Inc. *	122,000

Motor Vehicles & Passenger Car Bodies - 3.48%
12,000	Ford Motor Co. *	120,000

Newspapers: Publishing or Publishing & Printing - 7.04%
8,000	Gannett Co., Inc.	118,800
35,000	McClatchy Co. *	123,900
		242,700
Petroleum Refining - 0.46%
3,400	Western Refining, Inc. *	16,014

Pharmaceutical Preparations - 2.28%
2,000	Sanofi-Aventis *	78,540

Retail-Apparel & Accessory Stores - 1.97%
2,000	Aeropostale, Inc. *	68,100

Retail-Auto Dealers & Gasoline Stations - 9.70%
12,000	Asbury Automotive Group, Inc. *	138,360
15,000	Lithia Motors, Inc. *	123,300
7,000	Sonic Automotive, Inc. *	72,730
		334,390
Retail-Radio, TV & Consumer Electronics - 3.12%
1,000	Best Buy Co., Inc.	39,460
3,500	RadioShack Corp.	68,250
		107,710
Services-Auto Rental & Leasing - 11.41%
30,000	Avis Budget Group, Inc. *	393,600

Services-Computer Integrated Systems Design - 2.24%
2,000	Unisys Corp. *	77,120

Services-Miscellaneous Amusement & Recreation - 2.65%
10,000	MGM Mirage *	91,200

State Commercial Banks - 5.02%
10,000	Cathay General Bancorp	75,500
10,000	Fifth Third Bancorp	97,500
		173,000
Wholesale-Groceries & Related Products - 3.40%
15,000	Schiff Nutrition International, Inc. *	117,300

TOTAL FOR COMMON STOCKS (Cost $2,114,469) - 93.54%		3,225,588

SHORT TERM INVESTMENTS - 6.55%
225,899	Huntington Treasury Money Market IV 0.01% ** (Cost $225,899)	225,899

TOTAL INVESTMENTS (Cost $2,340,368) - 100.09%		3,451,487

ASSETS IN EXCESS OF OTHER LIABILITIES - (0.09)%		(3,205)

NET ASSETS - 100.00%		$ 3,448,282

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield on December 31, 2009.
The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Assets and Liabilities
December 31, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,340,368)	$ 3,451,487
Receivables:
Dividends and Interest	1,903
Total Assets	3,453,390
Liabilities:
Accrued Management Fees	5,108
Total Liabilities	5,108
Net Assets	$ 3,448,282

Net Assets Consist of:
Paid In Capital	$ 2,287,910
Accumulated Net Investment Loss	(3,599)
Accumulated Undistributed Realized Gain on Investments	$ 52,852
Unrealized Appreciation in Value of Investments	$ 1,111,119
Net Assets, for 121,743 Shares Outstanding	$ 3,448,282

Net Asset Value Per Share	$ 28.32

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statement of Operations
For the six months ended December 31, 2009 (Unaudited)

Investment Income:
Dividends	$ 11,065
Interest	16
Total Investment Income	11,081

Expenses:
Advisory Fees (Note 3)	23,695
Total Expenses	23,695

Net Investment Loss	(12,614)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	612,555
Net Change in Unrealized Appreciation on Investments	421,593
Realized and Unrealized Gain on Investments	1,034,148

Net Increase in Net Assets Resulting from Operations	$ 1,021,534

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Year Ended
	December 31,2009	June 30,2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (12,614)	$ (5,971)
Net Realized Gain on Investments	612,555	94,623
Unrealized Appreciation on Investments	421,593	690,274
Net Increase in Net Assets Resulting from Operations	1,021,534	778,926

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(580,460)	-
Total Dividends and Distributions Paid to Shareholders	(580,460)	-

Capital Share Transactions (Note 5)	$ 1,488,068	61,000

Total Increase in Net Assets	$ 1,929,142	839,926

Net Assets:
Beginning of Year	1,519,140	679,214

End of Year	$ 3,448,282	$ 1,519,140

The accompanying notes are an integral part of these financial statements.

Oceanstone Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months			Period *
	Ended	Years Ended		Ended
	12/31/2009	6/30/2009	6/30/2008	6/30/2007

Net Asset Value, at Beginning of Period	$ 21.26	$ 9.95	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) **	(0.14)	(0.08)	(0.09)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	12.92	11.39	(0.20)	2.24
Total from Investment Operations	12.78	11.31	(0.29)	2.26

Distributions:
Net Investment Income	0.00	0.00	0.00	(0.02)
Realized Gains	(5.72)	0.00	(2.00)	(0.00)
Total from Distributions	(5.72)	0.00	(2.00)	(0.02)

Net Asset Value, at End of Period	$ 28.32	$ 21.26	$ 9.95	$ 12.24

Total Return ***	59.57%	113.67%	(2.94)%	22.61%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,448	$ 1,519	$ 679	$ 694
Ratio of Expenses to Average Net Assets ****	1.80%	1.80%	1.80%	1.80%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	(0.79)%	(0.79)%	(0.73)%	0.20%
Portfolio Turnover	52.82%	419.70%	403.27%	146.05%

* For the period November 9, 2006 (commencement of investment operations) through June 30, 2007.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

OCEANSTONE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 (UNAUDITED)

Note 1. Organization

Oceanstone Fund, (the “Fund”) is a no-load, non-diversified, open-end investment company that was organized as a business trust under the laws of the State of Delaware pursuant to a Declaration of Trust dated June 26, 2006.  The Trust is permitted to issue an unlimited number of no par shares of beneficial interest in the Fund. The Fund’s investment objective is to seek capital appreciation. The Fund invests only in common stocks in U.S. stock market and mainly employs the strategy of growth at reasonable price

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- The Fund’s assets are valued at the market value using market quotations. Common stocks in the Fund’s portfolio are valued at the last quoted sale price on the day the valuation is made. Those common stocks that are not traded on the valuation date are valued at the last bid price. When the market quotation of a stock is either not readily available or not reliable, the Adviser will determine the fair value of the stock in accordance with the guideline approved by the Fund’s Board of Trustees. As a general principle, the fair value of a stock is the price that the Fund may reasonably expect to receive for the stock upon its current sale.

Share Valuation- The price (net asset value) of the Fund’s shares is normally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The price is determined by dividing the value of its securities, plus all other assets and less all liabilities, by the number of shares outstanding.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

Income Taxes- The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Distributions to Shareholders- The Fund will distribute its net realized capital gains, if any, on an annual basis and substantially all of its net investment income in the form of dividends to its shareholders on an annual basis or more frequently at the discretion of the Fund. Distributions will be recorded on ex-dividend date.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

New Accounting Pronouncements - The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on July 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized.  These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                         $3,451,487                         $         -

Level 2 – Significant Other Observable Inputs                       -                                    -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                                       $3,451,487                         $         -

Note 3. Investment Management Agreement

The Fund has an investment advisory agreement (the “Agreement”) with Oceanstone Capital Management, Inc. (the “Advisor”) to furnish investment advisory and management services to the Fund.  Under this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.80%. The Advisor will pay all operating expenses of the Fund except for brokerage commissions, taxes, interest and management fees. For the six months ended December 31, 2009, the Adviser earned a fee of $23,695 from the Fund, of which the Fund owed the Adviser $5,108 as of December 31, 2009.

Note 4. Related Party Transactions

James J. Wang is the control person of the Adviser and also serves as a trustee and officer of the Fund. James Wang receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series. Paid in capital at December 31, 2009 was $2,287,910 representing 121,743 shares outstanding. Transactions in capital stock were as follows:

	Six Months Ended 12/31/2009		Fiscal Year Ended 6/30/2009
	Shares	Shares	Shares	Amount
Shares Sold	34,646	1,049,978	3,251	$61,000
Shares Reinvested	20,085	580,460	0	0
Shares Redeemed	(4,455)	(142,370)	0	0
Net Increase	50,276	1,488,068	3,251	$61,000

Note 6. Investment Transactions

For the six months ended December 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,929,336 and $1,201,022, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2009 was $2,340,368.

At December 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,201,274	($90,155)	$1,111,119

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Realized Gain	$52,852
Unrealized Appreciation on Investments	1,111,119
$ 1,163,971

The Fund paid a short term capital gain on December 28, 2009 totaling $580,460.

The Fund did not pay a dividend distribution for the fiscal year ended June 30, 2009.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2009, the Fusion Group, Inc. Retirement Trust owns 58.78% of the Fund shares.

Oceanstone Fund
Expense Illustration
December 31, 2009 (Unaudited)

Expense Example

As a shareholder of the Oceanstone Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2009 through December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 1, 2009	December 31, 2009	July 1, 2009 to December 31, 2009

Actual	$1,000.00	$1,595.67	$11.78
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.13	$9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

OCEANSTONE FUND

TRUSTEES AND OFFICERS

DECEMBER 31, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Rajendra Prasad 1310 East Ocean Boulevard, #1401 Long Beach, CA 90802 1945	Trustee since 2006	Mr. Prasad is the founder and president of Prasad Growth Fund, a registered investment company, since 1998. Mr. Prasad is also a part-time practicing physician.
Wei-Wei Zhang 13203 Haxton Pl. San Diego, CA 92130 1957	Trustee since May of 2008	Mr. Zhang is the president and CEO of Acrotics Corp. since April of 2008 and was the president and CEO of GenWay Biotech, Inc., from 2001 to April of 2008.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
James J. Wang[1] PO Box 130982 Carlsbad, CA 92013 1963	Trustee, Treasurer, President and Chief Compliance Officer since 2006

James Wang is actively engaged in the management of his personal accounts in stock markets. James Wang is the president, a director, and a shareholder of Oceanstone Capital Management, Inc., the Fund’s investment adviser.

1 James J. Wang is considered an "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Advisor.

OCEANSTONE FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2009 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 988-6290 to request a copy of the SAI or to make shareholder inquiries.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 988-6290.

Board of Trustees

James J. Wang

Rajendra Prasad

Wei-Wei Zhang

Investment Adviser

Oceanstone Capital Management, Inc.

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Meyler & Company, LLC

This report is provided for the general information of the shareholders of the Oceanstone Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable

Item 3. Audit Committee Financial Expert.   Not applicable

Item 4. Principal Accountant Fees and Services.   Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) Disclosure Controls & Procedures.  The principal executive and financial officer has concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b) EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By: /s/ James J. Wang

James J. Wang

President

Date:          02/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James J. Wang

James J. Wang

President

Date:          02/19/2010

By: /s/ James J. Wang

James J. Wang

Chief Financial Officer

Date:          02/19/2010